Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2016
Changes of Convertible Redeemable Preferred Shares

The following table sets forth the changes of each of the convertible redeemable preferred shares for the years ended December 31, 2014, 2015 and 2016:

	Series A Preferred Shares		Series A-1 Preferred Shares		Series B Preferred Shares		Series C Preferred Shares
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount	Total Amount
		RMB		RMB		RMB		RMB	RMB
As of December 31, 2013	3,125,000	35,113	1,302,084	24,680	2,962,239	103,531	—	—	163,324
Accretion	—	1,219	—	972	—	7,289	—	—	9,480
Accumulated other comprehensive income	—	884	—	621	—	2,632	—	—	4,137

As of December 31, 2014	3,125,000	37,216	1,302,084	26,273	2,962,239	113,452	—	—	176,941

Accretion	—	1,286	—	1,029	—	7,945		9,447	19,707
Gross proceeds from the issuance	—	—	—	—	—	—	4,640,843	262,561	262,561
Issuance cost of Series C	—	—	—	—	—	—	—	(1,061)	(1,061)
Accumulated other comprehensive income	—	1,679	—	1,190	—	5,244	—	9,757	17,870

As of December 31, 2015	3,125,000	40,181	1,302,084	28,492	2,962,239	126,641	4,640,843	280,704	476,018

Accretion	—	1,033	—	830	—	6,573	—	8,289	16,725
Accumulated other comprehensive income	—	1,226	—	870	—	3,910	—	8,578	14,584
Conversion to Class B ordinary shares	(3,125,000)	(42,440)	(1,302,084)	(30,192)	(2,962,239)	(137,124)	(4,640,843)	(297,571)	(507,327)

As of December 31, 2016	—	—	—	—	—	—	—	—	—